Loss per share - Schedule of Net Loss per Common Share (Details) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings per share [abstract]
Issued common shares (in shares)	137,774,851	146,399,347
Weighted average number of Common Shares - Basic (in shares)	139,167,885	153,676,514
Weighted average number of Common Shares - Diluted (in shares)	139,167,885	153,676,514
Diluted net loss per share (in USD per share)	$ (1.04)	$ (4.34)
Basic net loss per share (in USD per share)	$ (1.04)	$ (4.34)